FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
FINANCIAL RISK MANAGEMENT
Financial assets	$ 3,003,963	$ 5,791,923
Financial liabilities	1,005,308	945,130
Net maturity	(1,998,655)	4,846,793
Liquidity risk | Credit card facility
FINANCIAL RISK MANAGEMENT
Facility limit	95,714
Amount used	6,516
Amount available	89,198
Less than 6 months
FINANCIAL RISK MANAGEMENT
Financial assets	3,003,963	5,791,923
Financial liabilities	1,005,308	945,130
Net maturity	(1,998,655)	4,846,793
Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities	1,005,308	945,130
Trade and other payables | Less than 6 months
FINANCIAL RISK MANAGEMENT
Financial liabilities	1,005,308	945,130
Cash at bank / on hand
FINANCIAL RISK MANAGEMENT
Financial assets	2,131,741	5,487,035
Cash at bank / on hand | Less than 6 months
FINANCIAL RISK MANAGEMENT
Financial assets	2,131,741	5,487,035
Trade and other receivables
FINANCIAL RISK MANAGEMENT
Financial assets	818,766	301,383
Trade and other receivables | Less than 6 months
FINANCIAL RISK MANAGEMENT
Financial assets	818,766	301,383
Performance bond and deposits
FINANCIAL RISK MANAGEMENT
Financial assets	53,456	3,505
Performance bond and deposits | Less than 6 months
FINANCIAL RISK MANAGEMENT
Financial assets	$ 53,456	$ 3,505